UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02527

Deutsche DWS Money Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

  January 31, 2021
Semiannual Report
to Shareholders
DWS Money Market Prime Series

Contents
4	Letter to Shareholders
5	Portfolio Summary
6	Investment Portfolio
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
29	Information About Your Fund's Expenses
31	Advisory Agreement Board Considerations and Fee Evaluation
36	Account Management Resources
38	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Money Market Prime Series

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Money Market Prime Series	| 3

Letter to Shareholders
Dear Shareholder:
The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.
Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.
The coming months should bring clarity regarding the Biden administration’s domestic and foreign policies. The first priority is likely to be another tranche of COVID-related fiscal support. In the first quarter, we anticipate passage of a bill built around further stimulus checks, funds for state and local governments, and enhancements to unemployment benefits, among other provisions.
Recovery suggests that long-term interest rates climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.
As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make strategic and tactical decisions.
We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights” section of dws.com.
Best regards,
Hepsen Uzcan President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4 |	DWS Money Market Prime Series

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	1/31/21	7/31/20
Commercial Paper	41%	41%
Variable Rate Demand Notes	26%	30%
Repurchase Agreements	14%	10%
Certificates of Deposit and Bank Notes	13%	13%
Variable Rate Demand Preferred Shares	4%	4%
Corporate Bonds	2%	1%
Government & Agency Obligations	—	1%
	100%	100%
Weighted Average Maturity	1/31/21	7/31/20
DWS Money Market Prime Series	33 days	36 days
iMoneyNet Money Fund Average™ — First Tier Retail*	40 days	41 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: First Tier Retail — Category includes retail funds that may invest in certificates of deposit, time deposits, bankers’ acceptances and other short term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and other banking institutions, commercial paper, floating and variable rate demand notes and bonds, and asset-backed securities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 6. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 36 for contact information.
DWS Money Market Prime Series	| 5

Investment Portfolio	as of January 31, 2021 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.9%
Bank of America NA, 3-month LIBOR plus 0.05%, 0.288% (a), 10/1/2021	7,500,000	7,500,000
Cooperatieve Rabobank UA, 0.18%, 3/8/2021	2,100,000	2,099,980
Credit Suisse AG:
SOFR plus 1.3%, 1.34% (a), 3/8/2021	10,000,000	10,000,000
SOFR plus 1.3%, 1.34% (a), 3/31/2021	10,000,000	10,000,000
First Abu Dhabi Bank U.S.A NV, 3-month LIBOR plus 0.08%, 0.33% (a), 8/4/2021	7,400,000	7,400,000
Nordea Bank AB, 3-month LIBOR plus 0.1%, 0.325% (a), 6/7/2021	11,500,000	11,500,000
Oversea-Chinese Banking Corp., Ltd., 0.21%, 3/1/2021	1,100,000	1,100,017
Royal Bank of Canada, 3-month LIBOR plus 0.05%, 0.284% (a), 10/8/2021	7,000,000	7,000,000
Standard Chartered Bank, 0.25%, 2/12/2021	7,500,000	7,500,000
Toronto-Dominion Bank, 1.3%, 3/2/2021	20,000,000	20,000,000
Westpac Banking Corp., 3-month LIBOR plus 0.05%, 0.266% (a), 8/3/2021	5,000,000	5,001,053
Total Certificates of Deposit and Bank Notes (Cost $89,101,050)		89,101,050
Commercial Paper 41.1%
Issued at Discount (b) 25.8%
Alinghi Funding Co., 144A, 0.294%, 10/22/2021	7,200,000	7,184,746
Barclays Bank PLC, 144A, 0.355%, 2/12/2021	9,500,000	9,498,984
Barton Capital Corp., 144A, 0.264%, 2/8/2021	12,000,000	11,999,393
BNZ International Funding Ltd., 144A, 0.243%, 6/9/2021	10,000,000	9,991,467
Citigroup Global Markets, Inc., 144A, 0.253%, 6/15/2021	7,000,000	6,993,486
Collateralized Commercial Paper Co.:
0.264%, 7/19/2021	7,500,000	7,490,900
0.274%, 5/28/2021	8,750,000	8,742,387
DBS Bank Ltd., 144A, 0.208%, 3/2/2021	9,550,000	9,548,423
FMS Wertmanagement, 144A, 0.203%, 3/3/2021	8,000,000	7,998,667
Goldman Sachs International:
144A, 0.253%, 5/21/2021	14,500,000	14,489,024
144A, 0.304%, 10/12/2021	10,000,000	9,978,917
ING U.S. Funding LLC, 0.507%, 2/1/2021	7,000,000	7,000,000
Ionic Capital II, 0.294%, 2/18/2021	7,500,000	7,498,973
Kreditanstalt Fuer Wiederaufbau, 144A, 0.806%, 3/1/2021	10,000,000	9,993,817
The accompanying notes are an integral part of the financial statements.
6 |	DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
LVMH Moet Hennessy Louis Vuitton SE, 144A, 0.274%, 6/18/2021	5,000,000	4,994,862
Macquarie Bank Ltd., 144A, 0.248%, 3/2/2021	7,500,000	7,498,520
Matchpoint Finance PLC, 144A, 0.243%, 2/10/2021	5,035,000	5,034,698
Mont Blanc Capital Corp., 144A, 0.132%, 2/5/2021	500,000	499,993
Nationwide Building Society, 144A, 0.167%, 2/12/2021	12,000,000	11,999,395
Shell International Finance BV, 144A, 0.269%, 10/1/2021	10,000,000	9,982,186
Starbird Funding Corp., 144A, 0.243%, 5/11/2021	5,000,000	4,996,700
Toyota Motor Credit, 0.284%, 3/22/2021	5,000,000	4,998,094
		178,413,632
Issued at Par (a) 15.3%
Bedford Row Funding Corp., 144A, FEDL01 plus 0.16%, 0.25%, 2/10/2021	7,500,000	7,500,000
Collateralized Commercial Paper Flex Co. LLC, 144A, 1-month LIBOR plus 0.15%, 0.294%, 2/24/2021	10,000,000	10,000,000
DNB Bank ASA, 144A, 1-month LIBOR plus 0.11%, 0.243%, 2/9/2021	8,500,000	8,500,000
HSBC Bank PLC, 144A, 3-month LIBOR plus 0.16%, 0.399%, 3/17/2021	7,500,000	7,500,000
National Australia Bank Ltd.:
144A, SOFR plus 0.15%, 0.19%, 1/27/2022	10,000,000	10,000,000
144A, 3-month LIBOR plus 0.02%, 0.241%, 8/13/2021	5,000,000	5,000,249
144A, 3-month LIBOR plus 0.06%, 0.274%, 11/10/2021	5,000,000	4,999,929
Oversea-Chinese Banking Corp., Ltd., SOFR plus 0.17%, 0.21%, 10/7/2021	10,000,000	10,000,000
Thunder Bay Funding LLC, 144A, FEDL01 plus 0.16%, 0.23%, 6/14/2021	12,500,000	12,500,000
UBS AG, 144A, 3-month LIBOR plus 0.1%, 0.332%, 11/5/2021	7,000,000	7,000,000
United Overseas Bank Ltd.:
144A, 1-month LIBOR plus 0.05%, 0.18%, 5/25/2021	10,000,000	10,000,000
144A, 1-month LIBOR plus 0.09%, 0.211%, 6/29/2021	12,500,000	12,500,000
		105,500,178
Total Commercial Paper (Cost $283,913,810)		283,913,810
Variable Rate Demand Notes (c) 25.9%
Alaska, State Housing Finance Corp., Series B, 0.15%, 2/4/2021	25,800,000	25,800,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.08%, 2/4/2021, LOC: Fannie Mae, LIQ: Fannie Mae	820,000	820,000
The accompanying notes are an integral part of the financial statements.
DWS Money Market Prime Series	| 7

	Principal Amount ($)	Value ($)
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series A, 0.04%, 2/4/2021, LOC: Bank of America NA	250,000	250,000
California, State General Obligation, Series A-1, 0.01%, 2/4/2021, LOC: Citibank NA	350,000	350,000
California, University of California Revenue, Series Z-2, 0.09%, 2/4/2021	25,000,000	25,000,000
Chicago, IL, International Airport Authority, Gary Jet Center Project, Series 2011, AMT, 0.08%, 5/1/2036, LOC: BMO Harris Bank NA	2,330,000	2,330,000
Clark County, NV, Airport Systems Revenue, Series D-1, 0.05%, 2/4/2021, LOC: Sumitomo Mitsui Banking	2,000,000	2,000,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, "I", Series A-2, 0.1%, 2/4/2021, SPA: Federal Home Loan Bank	15,000,000	15,000,000
District of Columbia, Georgetown University Revenue, Series B-2, 0.03%, 2/4/2021, LOC: Bank of America NA	525,000	525,000
Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.08%, 2/4/2021, LOC: Citibank NA	475,000	475,000
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.01%, 2/1/2021, LOC: U.S. Bank NA	1,200,000	1,200,000
Issaquah Gateway SR Development LLC, Series A, 0.16%, 2/4/2021	11,000,000	11,000,000
Michigan, State Housing Development Authority Revenue, Series A, AMT, 0.07%, 2/4/2021, LOC: Barclays Bank PLC	14,765,000	14,765,000
New Castle County, DE, Airport Facility Revenue, Flightsafety International, Inc. Project, AMT, 0.07%, 2/4/2021, GTY: Berkshire Hathaway, Inc.	25,700,000	25,700,000
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series B, 0.04%, 2/4/2021, LOC: Bank of America NA	950,000	950,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-1, 0.04%, 2/4/2021, LOC: Bank Tokyo-Mitsubishi UFJ	2,185,000	2,185,000
New York, Taxable Municipal Funding Trust, Series 2018-4, 144A, 0.16%, 2/4/2021, INS: AGMC, LOC : Barclays Bank PLC	1,395,000	1,395,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-1, 0.01%, 2/1/2021, LOC: Bank of America NA	565,000	565,000
New York, NY, General Obligation, Series I-4, 0.01%, 2/1/2021, LOC: TD Bank NA	1,200,000	1,200,000
Oregon, State of Oregon Business Development Commission, Murphy Company Project, AMT, 0.08%, 2/4/2021, LOC: U.S. Bank NA	3,000,000	3,000,000
The accompanying notes are an integral part of the financial statements.
8 |	DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Philadelphia, PA, General Obligation, Series B, 0.03%, 2/4/2021, LOC: Barclays Bank PLC	715,000	715,000
Port of Portland, OR, Portland International Airport Revenue, Series 18A, AMT, 0.08%, 2/4/2021, LOC: Industrial & Commercial Bank of China	11,815,000	11,815,000
Port of Tacoma, WA, Subordinate Lien Revenue, Series A, AMT, 0.07%, 2/4/2021, LOC: PNC Bank NA	5,000,000	5,000,000
San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-4, 0.13%, 2/4/2021, LOC: Bank of China Ltd.	6,245,000	6,245,000
San Francisco City & County, CA, Multi-Family Housing Revenue, 1601 Mariposa Apartments, Series B-2, 0.04%, 2/4/2021, LOC: Bank of America NA	2,200,000	2,200,000
Sevier County, TN, Public Building Authority, Local Government Public Improvement Bonds, Series B-1, 0.05%, 2/4/2021, LOC: Bank of America NA	1,260,000	1,260,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-4, 0.03%, 2/4/2021, LOC: Bank of Montreal	100,000	100,000
University of Texas, TX, University Revenue, Financing System, Series G2, 0.09%, 2/4/2021, LIQ: University of Texas Investment Management Co.	15,350,000	15,350,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.05%, 2/4/2021, LOC: BMO Harris Bank NA	1,925,000	1,925,000
Total Variable Rate Demand Notes (Cost $179,120,000)		179,120,000
Variable Rate Demand Preferred Shares (c) 4.0%
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 0.11%, LIQ: Royal Bank of Canada, 2/4/2021	3,500,000	3,500,000
Invesco Dynamic Credit Opportunities Fund, 144A, 0.27%, 2/4/2021	20,000,000	20,000,000
Invesco Senior Income Trust, 144A, 0.27%, 2/4/2021	4,000,000	4,000,000
Total Variable Rate Demand Preferred Shares (Cost $27,500,000)		27,500,000
Corporate Bonds 1.9%
BNZ International Funding Ltd., 144A, 2.1%, 9/14/2021	2,955,000	2,987,666
Toyota Motor Credit, SOFR plus 0.23%, 0.27%, 12/13/2021	9,960,000	9,966,072
Total Corporate Bonds (Cost $12,953,738)		12,953,738
The accompanying notes are an integral part of the financial statements.
DWS Money Market Prime Series	| 9

	Principal Amount ($)	Value ($)
Repurchase Agreements 14.3%
BNP Paribas, 0.04%, dated 1/29/2021, to be repurchased at $49,000,054 on 2/1/2021 (d)	49,000,000	49,000,000
Wells Fargo Bank NA, 0.06%, dated 1/29/2021, to be repurchased at $49,400,082 on 2/1/2021 (e)	49,400,000	49,400,000
Total Repurchase Agreements (Cost $98,400,000)		98,400,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $690,988,598)	100.1	690,988,598
Other Assets and Liabilities, Net	(0.1)	(958,845)
Net Assets	100.0	690,029,753
(a)	Floating rate security. These securities are shown at their current rate as of January 31, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,983,200	U.S. Treasury Bills	Zero Coupon	2/4/2021–5/20/2021	49,979,596
100	U.S. Treasury Notes	1.875	2/28/2022	103
300	U.S. Treasury Inflation-Indexed Bonds	0.125	4/15/2022	329
Total Collateral Value				49,980,028
The accompanying notes are an integral part of the financial statements.
10 |	DWS Money Market Prime Series

(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,285,144	Federal Home Loan Mortgage Corp.	2.0	2/1/2051	6,504,964
41,039,185	Federal National Mortgage Association	2.0–6.0	9/1/2027–2/1/2051	43,882,961
76	Tennessee Valley Authority Generic Strip	Zero Coupon	5/1/2023	75
Total Collateral Value				50,388,000
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
FEDL01: U.S. Federal Funds Effective Rate
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
UFJ: United Financial of Japan
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$592,588,598	$—	$592,588,598
Repurchase Agreements	—	98,400,000	—	98,400,000
Total	$ —	$690,988,598	$ —	$690,988,598
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Money Market Prime Series	| 11

Statement of Assets and Liabilities
as of January 31, 2021 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$ 592,588,598
Repurchase agreements, valued at amortized cost	98,400,000
Cash	81,019
Receivable for Fund shares sold	1,074,818
Interest receivable	351,498
Other assets	46,208
Total assets	692,542,141
Liabilities
Payable for Fund shares redeemed	2,208,293
Distributions payable	1,122
Accrued Trustees' fees	1,640
Other accrued expenses and payables	301,333
Total liabilities	2,512,388
Net assets, at value	$ 690,029,753
Net Assets Consist of
Distributable earnings (loss)	(101,073)
Paid-in capital	690,130,826
Net assets, at value	$ 690,029,753
Net Asset Value
DWS Cash Investment Trust Class A
Net Asset Value, offering and redemption price per share ($38,285,627 ÷ 38,258,725 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Cash Investment Trust Class C
Net Asset Value, offering and redemption price per share ($5,780,827 ÷ 5,776,727 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Cash Investment Trust Class S
Net Asset Value, offering and redemption price per share ($178,278,331 ÷ 178,154,180 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Money Market Fund
Net Asset Value, offering and redemption price per share ($467,684,968 ÷ 467,358,756 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
12 |	DWS Money Market Prime Series

Statement of Operations
for the six months ended January 31, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 1,143,434
Expenses:
Management fee	1,047,043
Administration fee	341,255
Services to shareholders	439,612
Distribution and service fees	84,145
Custodian fee	5,950
Professional fees	31,923
Reports to shareholders	42,006
Registration fees	37,242
Trustees' fees and expenses	4,695
Other	24,064
Total expenses before expense reductions	2,057,935
Expense reductions	(949,827)
Total expenses after expense reductions	1,108,108
Net investment income	35,326
Net increase (decrease) in net assets resulting from operations	$ 35,326
The accompanying notes are an integral part of the financial statements.
DWS Money Market Prime Series	| 13

Statements of Changes in Net Assets
	Six Months Ended January 31, 2021	Year Ended July 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income (loss)	$ 35,326	$ 7,207,240
Net realized gain (loss)	—	(100,291)
Net increase (decrease) in net assets resulting from operations	35,326	7,106,949
Distributions to shareholders:
DWS Cash Investment Trust Class A	(1,995)	(287,682)
DWS Cash Investment Trust Class C	(338)	(28,423)
DWS Cash Investment Trust Class S	(8,971)	(1,935,066)
DWS Money Market Fund	(23,855)	(5,341,894)
Total distributions	(35,159)	(7,593,065)
Fund share transactions:
Proceeds from shares sold	122,876,327	254,490,390
Reinvestment of distributions	34,249	7,650,562
Payments for shares redeemed	(131,252,331)	(269,278,301)
Net increase (decrease) in net assets from Fund share transactions	(8,341,755)	(7,137,349)
Increase (decrease) in net assets	(8,341,588)	(7,623,465)
Net assets at beginning of period	698,371,341	705,994,806
Net assets at end of period	$ 690,029,753	$ 698,371,341
The accompanying notes are an integral part of the financial statements.
14 |	DWS Money Market Prime Series

Financial Highlights
DWS Money Market Prime Series — DWS Cash Investment Trust Class A
	Six Months Ended 1/31/21	Years Ended July 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income	.000 *	.008	.017	.009	.002	.000 *
Net realized gain (loss)	—	(.000) *	.000 *	(.000) *	.000 *	(.000) *
Total from investment operations	.000 *	.008	.017	.009	.002	.000 *
Less distributions from:
Net investment income	(.000) *	(.009)	(.017)	(.009)	(.002)	(.000) *
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.01 a**	.90 [a]	1.71	.89	.19 [a]	.01 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	38	31	33	76	110
Ratio of expenses before expense reductions (%)	.80 ***	.82	.82	.80	.79	.81
Ratio of expenses after expense reductions (%)	.31 ***	.75	.82	.80	.74	.44
Ratio of net investment income (%)	.01 ***	.78	1.69	.86	.20	.01
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Money Market Prime Series	| 15

DWS Money Market Prime Series — DWS Cash Investment Trust Class C
	Six Months Ended 1/31/21	Years Ended July 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income	.000 *	.003	.010	.002	.000 *	.000 *
Net realized gain	—	(.000) *	.000 *	(.000) *	.000 *	(.000) *
Total from investment operations	.000 *	.003	.010	.002	.000 *	.000 *
Less distributions from:
Net investment income	(.000) *	(.004)	(.010)	(.002)	(.000) *	(.000) *
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.01 a**	.39 [a]	.99	.23 [a]	.02 [a]	.01 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	8	8	21	15	28
Ratio of expenses before expense reductions (%)	1.52 ***	1.54	1.54	1.54	1.52	1.47
Ratio of expenses after expense reductions (%)	.32 ***	1.24	1.54	1.47	.88	.45
Ratio of net investment income (%)	.01 ***	.33	.93	.23	.01	.01
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
16 |	DWS Money Market Prime Series

DWS Money Market Prime Series — DWS Cash Investment Trust Class S
	Six Months Ended 1/31/21	Years Ended July 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income	.000 *	.010	.020	.011	.004	.000 *
Net realized gain	—	(.000) *	.000 *	(.000) *	.000 *	(.000) *
Total from investment operations	.000 *	.010	.020	.011	.004	.000 *
Less distributions from:
Net investment income	(.000) *	(.011)	(.020)	(.011)	(.004)	(.000) *
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01 **	1.11	1.97	1.12	.36	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	178	177	179	181	193	266
Ratio of expenses before expense reductions (%)	.59 ***	.59	.59	.60	.60	.56
Ratio of expenses after expense reductions (%)	.31 ***	.55	.57	.57	.57	.43
Ratio of net investment income (%)	.01 ***	1.05	1.95	1.11	.35	.02
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Money Market Prime Series	| 17

DWS Money Market Prime Series — DWS Money Market Fund
	Six Months Ended 1/31/21	Years Ended July 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income	.000*	.010	.020	.011	.004	.000*
Net realized gain (loss)	—	(.000)*	.000*	(.000)*	.000*	(.000)*
Total from investment operations	.000*	.010	.020	.011	.004	.000*
Less distributions from:
Net investment income	(.000)*	(.011)	(.020)	(.011)	(.004)	(.000)*
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.01 a**	1.11 [a]	1.98	1.12 [a]	.38	.05 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	468	475	488	510	543	687
Ratio of expenses before expense reductions (%)	.55 ***	.56	.55	.58	.55	.50
Ratio of expenses after expense reductions (%)	.32 ***	.55	.55	.57	.55	.41
Ratio of net investment income (%)	.01 ***	1.05	1.96	1.11	.37	.05
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
18 |	DWS Money Market Prime Series

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Money Market Prime Series (the “Fund”) is a diversified series of Deutsche DWS Money Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to qualify as a retail money market fund and may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The Fund offers multiple classes of shares which provide investors with different purchase options: DWS Cash Investment Trust Class A shares are not subject to an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another DWS Fund. DWS Cash Investment Trust Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. DWS Money Market Fund and DWS Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. DWS Cash Investment Trust Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund's transfer agent.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
DWS Money Market Prime Series	| 19

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of January 31, 2021, the Fund held repurchase agreements with a gross value of $98,400,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
20 |	DWS Money Market Prime Series

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At July 31, 2020, the Fund had a net tax basis capital loss carryforwards of approximately $100,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At January 31, 2021, the aggregated cost of investments for federal income tax purposes was $690,988,598.
The Fund has reviewed the tax positions for the open tax years as of July 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the
DWS Money Market Prime Series	| 21

Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $215 million of the Fund's average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%
Accordingly, for the six months ended January 31, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.298% of the Fund’s average daily net assets.
For the period from August 1, 2020 through November 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
DWS Cash Investment Trust Class A	.85%
DWS Cash Investment Trust Class C	1.60%
DWS Cash Investment Trust Class S	.57%
DWS Money Market Fund	.57%
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
22 |	DWS Money Market Prime Series

For the six months ended January 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Cash Investment Trust Class A	$ 97,926
DWS Cash Investment Trust Class C	41,391
DWS Cash Investment Trust Class S	245,634
DWS Money Market Fund	564,876
$ 949,827
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2021, the Administration Fee was $341,255, of which $57,193 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at January 31, 2021
DWS Cash Investment Trust Class A	$ 14,370	$ 3,571
DWS Cash Investment Trust Class C	1,658	422
DWS Cash Investment Trust Class S	105,304	26,857
DWS Money Market Fund	194,754	51,103
	$ 316,086	$ 81,953
In addition, for the six months ended January 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services
DWS Money Market Prime Series	| 23

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Cash Investment Trust Class A	$ 3,012
DWS Cash Investment Trust Class C	264
DWS Cash Investment Trust Class S	2,392
DWS Money Market Fund	3,924
$ 9,592
Distribution and Service Fees. Under the Fund’s DWS Cash Investment Trust Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of the average daily net assets of DWS Cash Investment Trust Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of DWS Cash Investment Trust Class C shares. For the six months ended January 31, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at January 31, 2021
DWS Cash Investment Trust Class C	$ 25,744	$ 3,858
In addition, DDI provides information and administrative services for a fee (“Service Fee”) to DWS Cash Investment Trust Class A and DWS Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at January 31, 2021	Annualized Rate
DWS Cash Investment Trust Class A	$ 49,819	$ 8,181.25%
DWS Cash Investment Trust Class C	8,582	1,286.25%
	$ 58,401	$ 9,467
Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge (“CDSC”) from DWS Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for DWS
24 |	DWS Money Market Prime Series

Cash Investment Trust Class C. A deferred sales charge of up to 0.85% is assessed on certain redemptions of DWS Cash Investment Trust Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended January 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,145, of which $280 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended January 31, 2021, the Fund engaged in securities purchases of $40,525,000 and securities sales of $31,740,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2021.
DWS Money Market Prime Series	| 25

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Cash Investment Trust Class A	10,702,038	$ 10,702,038	26,460,175	$ 26,460,175
DWS Cash Investment Trust Class C	1,016,795	1,016,795	6,283,548	6,283,548
DWS Cash Investment Trust Class S	27,678,738	27,678,738	58,659,348	58,659,348
DWS Money Market Fund	83,383,537	83,383,412	162,979,183	162,979,183
Account maintenance fees	—	95,344	—	108,136
		$ 122,876,327		$ 254,490,390
Shares issued to shareholders in reinvestment of distributions
DWS Cash Investment Trust Class A	1,963	$ 1,963	294,383	$ 294,383
DWS Cash Investment Trust Class C	336	336	29,546	29,546
DWS Cash Investment Trust Class S	8,664	8,664	1,924,432	1,924,432
DWS Money Market Fund	23,286	23,286	5,402,201	5,402,201
		$ 34,249		$ 7,650,562
Shares redeemed
DWS Cash Investment Trust Class A	(10,656,797)	$ (10,656,797)	(19,976,675)	$ (19,976,675)
DWS Cash Investment Trust Class C	(2,911,151)	(2,911,151)	(6,443,940)	(6,443,940)
DWS Cash Investment Trust Class S	(26,691,495)	(26,691,495)	(61,963,281)	(61,963,281)
DWS Money Market Fund	(90,992,888)	(90,992,888)	(180,894,405)	(180,894,405)
		$ (131,252,331)		$ (269,278,301)
26 |	DWS Money Market Prime Series

	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Cash Investment Trust Class A	47,204	$ 47,204	6,777,883	$ 6,777,883
DWS Cash Investment Trust Class C	(1,894,020)	(1,894,020)	(130,846)	(130,846)
DWS Cash Investment Trust Class S	995,907	995,907	(1,379,501)	(1,379,501)
DWS Money Market Fund	(7,586,065)	(7,586,190)	(12,513,021)	(12,513,021)
Account maintenance fees	—	95,344	—	108,136
		$ (8,341,755)		$ (7,137,349)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the
DWS Money Market Prime Series	| 27

circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
28 |	DWS Money Market Prime Series

Information About Your Fund’s Expenses
As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2020 to January 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for these shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Money Market Prime Series	| 29

Expenses and Value of a $1,000 Investment
for the six months ended January 31, 2021 (Unaudited)

Actual Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/21	$1,000.05	$1,000.05	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$ 1.56	$ 1.61	$ 1.56	$ 1.61
Hypothetical 5% Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/21	$1,023.64	$1,023.59	$1,023.64	$1,023.59
Expenses Paid per $1,000*	$ 1.58	$ 1.63	$ 1.58	$ 1.63
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
DWS Money Market Prime Series	.31%	.32%	.31%	.32%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
30 |	DWS Money Market Prime Series

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Money Market Prime Series' (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing
DWS Money Market Prime Series	| 31

expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA's approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Cash Investment Trust Class A shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
32 |	DWS Money Market Prime Series

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund's administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Cash Investment Trust Class A shares (4th quartile), DWS Cash Investment Trust Class S shares (4th quartile), DWS Money Market Fund shares (4th quartile) and DWS Cash Investment Trust Class C shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment
DWS Money Market Prime Series	| 33

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the "Consent Order"). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with
34 |	DWS Money Market Prime Series

applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Money Market Prime Series	| 35

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
36 |	DWS Money Market Prime Series

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Money Market Fund	KMMXX	25159J104	6
DWS Cash Investment Trust Class A	DOAXX	25159J203	421
DWS Cash Investment Trust Class C	DOCXX	25159J401	721
DWS Cash Investment Trust Class S	DOSXX	25159J500	2021
DWS Money Market Prime Series	| 37

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

38 |	DWS Money Market Prime Series

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can't I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Money Market Prime Series	| 39

222 South Riverside Plaza
Chicago, IL 60606-5808
DMMF-3
(R-026260-11 3/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of Deutsche DWS Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/1/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/1/2021